Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Total value	£ 1,345	£ 1,475
Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	925
Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	420
Interest Only Loan [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Total value	229	208
Interest Only Loan [member] | Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	136
Interest Only Loan [member] | Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	93
Flexible Interest Loan [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Total value	32	34
Flexible Interest Loan [member] | Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	18
Flexible Interest Loan [member] | Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	14
Loan To Value Greater Than 100% Loan [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Total value	10	13
Loan To Value Greater Than 100% Loan [member] | Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	3
Loan To Value Greater Than 100% Loan [member] | Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	7
Buy To Let Loan [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Total value	9	£ 8
Buy To Let Loan [member] | Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	6
Buy To Let Loan [member] | Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	£ 3